36. Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments And Risk Management Details 8Abstract
Total borrowings and derivatives	R$ 1,593,227	R$ 4,642,617
Leasing - liabilities	1,940,074	1,887,172
Lease - assets	(208,049)	(205,331)
Less: cash and cash equivalents	(1,075,530)	(2,960,718)	R$ (5,128,186)	R$ (6,100,403)
FIC	(784,841)	(765,614)
Net debt - unaudited	1,464,881	2,696,577
EBITDA	R$ 6,371,844	R$ 5,947,023
Financial leverage ratio	23.00%	44.00%
Reconciliation to net income for the year
Net income for the year	R$ 2,545,101	R$ 1,234,507
Depreciation and amortization	3,954,321	4,013,671
Net financial result	537,333	497,836	410,880
Income and social contribution taxes	(664,911)	201,009	R$ 262,889
EBITDA	R$ 6,371,844	R$ 5,947,023